Portfolio of Investments September 30, 2024
Global Equity Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.3%
X 134,923,433 COMMON STOCKS - 97 .3 % X 134,923,433
AUTOMOBILES & COMPONENTS - 1.8%
55,833 General Motors Co $ 2,503,552
TOTAL AUTOMOBILES & COMPONENTS 2,503,552
BANKS - 13.6%
52,383 Fifth Third Bancorp 2,244,088
114,828 ING Groep NV 2,083,324
13,940 JPMorgan Chase & Co 2,939,388
168,526 Nordea Bank Abp 1,989,488
206,020 Oversea-Chinese Banking Corp Ltd 2,411,664
184,000 Sumitomo Mitsui Trust Group Inc 4,404,027
49,999 Wells Fargo & Co 2,824,443
TOTAL BANKS 18,896,422
CAPITAL GOODS - 9.2%
10,920 Airbus SE 1,598,210
5,905 Eaton Corp PLC 1,957,153
10,535 General Dynamics Corp 3,183,677
105,250 Mitsubishi Electric Corp 1,707,254
97,060 Mitsui & Co Ltd 2,170,653
10,724 Siemens AG 2,169,549
TOTAL CAPITAL GOODS 12,786,496
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.6%
5,384 Home Depot Inc/The 2,181,597
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,181,597
CONSUMER SERVICES - 1.5%
40,415 Las Vegas Sands Corp 2,034,491
TOTAL CONSUMER SERVICES 2,034,491
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
46,891 Walmart Inc 3,786,448
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,786,448
ENERGY - 5.8%
13,772 Chevron Corp 2,028,203
82,012 Enterprise Products Partners LP 2,387,369
112,937 Shell PLC 3,663,871
TOTAL ENERGY 8,079,443
FINANCIAL SERVICES - 1.6%
9,589 Deutsche Boerse AG 2,251,196
TOTAL FINANCIAL SERVICES 2,251,196
FOOD, BEVERAGE & TOBACCO - 2.7%
25,098 Coca-Cola Co/The 1,803,542
22,568 Heineken NV 2,003,364
TOTAL FOOD, BEVERAGE & TOBACCO 3,806,906
HEALTH CARE EQUIPMENT & SERVICES - 2.8%
3,854 Elevance Health Inc 2,004,080
6,034 Humana Inc 1,911,209
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,915,289
HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
394,945 Haleon PLC 2,066,550
44,260 Kao Corp 2,187,622
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,254,172
INSURANCE - 7.6%
6,408 Allianz SE 2,107,712
5,077 Everest Group Ltd 1,989,321
41,872 NN Group NV 2,089,249
232,907 Prudential PLC 2,160,735
3,716 Zurich Insurance Group AG 2,245,057
TOTAL INSURANCE 10,592,074

Portfolio of Investments September 30, 2024
(continued)
Global Equity Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
SHARES DESCRIPTION VALUE
MATERIALS - 6.9%
96,209 BHP Group Ltd $ 2,986,919
20,088 DSM-Firmenich AG 2,772,289
32,129 Nutrien Ltd 1,543,912
45,105 Smurfit WestRock PLC 2,229,089
TOTAL MATERIALS 9,532,209
MEDIA & ENTERTAINMENT - 2.0%
18,556 Publicis Groupe SA 2,030,698
8,260 Walt Disney Co/The 794,530
TOTAL MEDIA & ENTERTAINMENT 2,825,228
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
15,429 AbbVie Inc 3,046,919
43,366 AstraZeneca PLC, Sponsored ADR 3,378,645
29,321 Sanofi SA 3,375,995
19,189 UCB SA 3,463,938
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 13,265,497
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
1,109,000 Hang Lung Properties Ltd 1,068,723
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,068,723
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
28,464 Broadcom Inc 4,910,040
43,016 Intel Corp 1,009,155
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,919,195
SOFTWARE & SERVICES - 2.8%
22,428 Oracle Corp 3,821,731
TOTAL SOFTWARE & SERVICES 3,821,731
TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
31,383 Cisco Systems Inc 1,670,203
43,251 Samsung Electronics Co Ltd 1,679,735
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,349,938
TELECOMMUNICATION SERVICES - 4.6%
193,106 AT&T Inc 4,248,332
163,644 Telenor ASA 2,093,437
TOTAL TELECOMMUNICATION SERVICES 6,341,769
TRANSPORTATION - 3.9%
44,916 Delta Air Lines Inc 2,281,284
69,102 Deutsche Post AG 3,082,408
TOTAL TRANSPORTATION 5,363,692
UTILITIES - 6.0%
17,560 Alliant Energy Corp 1,065,716
273,440 Enel SpA 2,184,183
29,904 Eversource Energy 2,034,967
221,551 National Grid PLC 3,062,499
TOTAL UTILITIES 8,347,365
TOTAL COMMON STOCKS
(Cost $93,892,678) 134,923,433
TOTAL LONG-TERM INVESTMENTS
(Cost $93,892,678) 134,923,433
OTHER ASSETS & LIABILITIES, NET -  2.7% 3,776,949
NET ASSETS - 100% $ 138,700,382

Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 67,813,084 $ 67,110,349 $ – $ 134,923,433
Total
$ 67,813,084 $ 67,110,349 $ – $ 134,923,433
ADR American Depositary Receipt

Portfolio of Investments September 30, 2024
Multi Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.1%
X 509,989,443 COMMON STOCKS - 97 .1 % X 509,989,443
AUTOMOBILES & COMPONENTS - 4.2%
677,529 Ford Motor Co $ 7,154,706
329,553 General Motors Co 14,777,157
TOTAL AUTOMOBILES & COMPONENTS 21,931,863
BANKS - 10.6%
260,170 Bank of NT Butterfield & Son Ltd/The 9,595,070
183,813 Citigroup Inc 11,506,694
65,403 JPMorgan Chase & Co 13,790,876
239,334 Wells Fargo & Co 13,519,977
85,859 Western Alliance Bancorp 7,425,945
TOTAL BANKS 55,838,562
CAPITAL GOODS - 12.7%
32,942 Curtiss-Wright Corp 10,827,706
295,527 Flowserve Corp 15,275,791
45,722 General Dynamics Corp 13,817,188
33,093 Honeywell International Inc 6,840,654
20,489 Hubbell Inc 8,776,463
157,016 nVent Electric PLC 11,031,944
TOTAL CAPITAL GOODS 66,569,746
CONSUMER DURABLES & APPAREL - 0.7%
26,219 PulteGroup Inc 3,763,213
TOTAL CONSUMER DURABLES & APPAREL 3,763,213
CONSUMER SERVICES - 1.0%
105,564 Las Vegas Sands Corp 5,314,092
TOTAL CONSUMER SERVICES 5,314,092
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
200,256 Walmart Inc 16,170,672
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,170,672
ENERGY - 9.9%
260,600 Atlas Energy Solutions Inc 5,681,080
257,664 Baker Hughes Co 9,314,554
25,486 Cheniere Energy Inc 4,583,402
56,457 Hess Corp 7,666,861
594,670 Permian Resources Corp 8,093,459
251,054 Shell PLC, ADR 16,557,011
TOTAL ENERGY 51,896,367
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.1%
63,271 Alexandria Real Estate Equities Inc 7,513,432
59,810 Camden Property Trust 7,388,329
168,816 STAG Industrial Inc 6,599,017
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,500,778
FINANCIAL SERVICES - 7.1%
82,166 Discover Financial Services 11,527,068
70,556 (a) Fiserv Inc 12,675,385
62,988 Morgan Stanley 6,565,869
73,268 State Street Corp 6,482,020
TOTAL FINANCIAL SERVICES 37,250,342
HEALTH CARE EQUIPMENT & SERVICES - 2.7%
18,371 Elevance Health Inc 9,552,920
14,785 Humana Inc 4,683,001
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,235,921
HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
1,194,225 (b) Haleon PLC, ADR 12,634,901
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 12,634,901

SHARES DESCRIPTION VALUE
INSURANCE - 3.7%
14,655 Aon PLC, Class A $ 5,070,483
16,113 Everest Group Ltd 6,313,557
29,226 RenaissanceRe Holdings Ltd 7,961,163
TOTAL INSURANCE 19,345,203
MATERIALS - 3.9%
148,188 DuPont de Nemours Inc 13,205,033
66,005 Innospec Inc 7,464,505
TOTAL MATERIALS 20,669,538
MEDIA & ENTERTAINMENT - 3.8%
50,993 Alphabet Inc, Class A 8,457,189
142,359 (a) TripAdvisor Inc 2,062,782
69,259 Walt Disney Co/The 6,662,023
348,446 (a) Warner Bros Discovery Inc 2,874,680
TOTAL MEDIA & ENTERTAINMENT 20,056,674
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.7%
472,213 (a) ADMA Biologics Inc 9,439,538
102,749 AstraZeneca PLC, Sponsored ADR 8,005,175
146,574 Gilead Sciences Inc 12,288,764
60,797 Merck & Co Inc 6,904,107
243,502 Pfizer Inc 7,046,948
216,055 Sanofi SA, ADR 12,451,249
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 56,135,781
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
203,508 Intel Corp 4,774,298
90,695 (a) Rambus Inc 3,829,143
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,603,441
SOFTWARE & SERVICES - 6.0%
380,292 Gen Digital Inc 10,431,410
83,795 Oracle Corp 14,278,668
221,469 (a) Teradata Corp 6,719,369
TOTAL SOFTWARE & SERVICES 31,429,447
TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
329,883 (a) Viasat Inc 3,938,803
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,938,803
TELECOMMUNICATION SERVICES - 2.7%
650,686 AT&T Inc 14,315,092
TOTAL TELECOMMUNICATION SERVICES 14,315,092
UTILITIES - 5.4%
99,558 Alliant Energy Corp 6,042,175
111,042 Dominion Energy Inc 6,417,117
113,429 FirstEnergy Corp 5,030,576
123,029 Pinnacle West Capital Corp 10,899,139
TOTAL UTILITIES 28,389,007
TOTAL COMMON STOCKS
(Cost $417,680,852) 509,989,443
TOTAL LONG-TERM INVESTMENTS
(Cost $417,680,852) 509,989,443
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.5%
13,057,740 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
5.020%(d) 13,057,740
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $13,057,740) 13,057,740

Portfolio of Investments September 30, 2024
(continued)
Multi Cap Value

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%
X 10,439,353 REPURCHASE AGREEMENTS - 2 .0 % X 10,439,353
$ 9,375,000 (e) Fixed Income Clearing Corporation 4 .820% 10/01/24 $ 9,375,000
1,064,353 (f) Fixed Income Clearing Corporation 1 .520 10/01/24 1,064,353
TOTAL REPURCHASE AGREEMENTS
(Cost $10,439,353) 10,439,353
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,439,353) 10,439,353
TOTAL INVESTMENTS - 101 .6%
(Cost $ 441,177,945 ) 533,486,536
OTHER ASSETS & LIABILITIES, NET -  (1.6)% (8,442,939)
NET ASSETS - 100% $ 525,043,597
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 509,989,443 $ – $ – $ 509,989,443
Investments Purchased with Collateral from
Securities Lending 13,057,740 – – 13,057,740
Short-Term Investments:
Repurchase Agreements – 10,439,353 – 10,439,353
Total
$ 523,047,183 $ 10,439,353 $ – $ 533,486,536
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $12,508,544.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $9,376,255 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 1.625% and maturity date 8/15/29, valued at $9,562,659.
(f) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $1,064,398 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $1,085,698.
ADR American Depositary Receipt

Portfolio of Investments September 30, 2024
Large Cap Value Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
X 22,354,875 COMMON STOCKS - 98 .9 % X 22,354,875
AUTOMOBILES & COMPONENTS - 4.2%
29,225 Ford Motor Co $ 308,616
14,245 General Motors Co 638,746
TOTAL AUTOMOBILES & COMPONENTS 947,362
BANKS - 7.9%
8,113 Citigroup Inc 507,874
2,958 JPMorgan Chase & Co 623,724
11,301 Wells Fargo & Co 638,393
TOTAL BANKS 1,769,991
CAPITAL GOODS - 11.7%
10,911 Flowserve Corp 563,990
2,124 General Dynamics Corp 641,872
1,419 Honeywell International Inc 293,321
725 Hubbell Inc 310,554
6,434 nVent Electric PLC 452,053
3,106 RTX Corp 376,323
TOTAL CAPITAL GOODS 2,638,113
CONSUMER DURABLES & APPAREL - 0.7%
1,145 PulteGroup Inc 164,342
TOTAL CONSUMER DURABLES & APPAREL 164,342
CONSUMER SERVICES - 1.0%
4,535 Las Vegas Sands Corp 228,292
TOTAL CONSUMER SERVICES 228,292
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.0%
8,635 Walmart Inc 697,277
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 697,277
ENERGY - 9.2%
11,657 Baker Hughes Co 421,401
1,357 Cheniere Energy Inc 244,043
2,833 Hess Corp 384,721
21,782 Permian Resources Corp 296,453
10,973 Shell PLC, ADR 723,669
TOTAL ENERGY 2,070,287
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
2,861 Alexandria Real Estate Equities Inc 339,744
2,582 Camden Property Trust 318,954
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 658,698
FINANCIAL SERVICES - 9.6%
3,624 Discover Financial Services 508,411
3,314 (a) Fiserv Inc 595,360
3,350 KKR & Co Inc 437,443
3,038 Morgan Stanley 316,681
3,610 State Street Corp 319,377
TOTAL FINANCIAL SERVICES 2,177,272
FOOD, BEVERAGE & TOBACCO - 1.5%
2,713 Philip Morris International Inc 329,358
TOTAL FOOD, BEVERAGE & TOBACCO 329,358
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
828 Elevance Health Inc 430,560
513 Humana Inc 162,488
2,449 Quest Diagnostics Inc 380,207
TOTAL HEALTH CARE EQUIPMENT & SERVICES 973,255
HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
48,207 (b) Haleon PLC, ADR 510,030
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 510,030

Portfolio of Investments September 30, 2024
(continued)
Large Cap Value Opportunities

SHARES DESCRIPTION VALUE
INSURANCE - 4.2%
4,770 American International Group Inc $ 349,307
740 Aon PLC, Class A 256,033
1,300 RenaissanceRe Holdings Ltd 354,120
TOTAL INSURANCE 959,460
MATERIALS - 5.3%
3,908 BHP Group Ltd, Sponsored ADR 242,726
6,474 Corteva Inc 380,606
6,365 DuPont de Nemours Inc 567,185
TOTAL MATERIALS 1,190,517
MEDIA & ENTERTAINMENT - 4.5%
2,483 Alphabet Inc, Class A 411,806
12,307 (a) TripAdvisor Inc 178,328
3,019 Walt Disney Co/The 290,398
15,988 (a) Warner Bros Discovery Inc 131,901
TOTAL MEDIA & ENTERTAINMENT 1,012,433
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
5,506 AstraZeneca PLC, Sponsored ADR 428,972
6,337 Gilead Sciences Inc 531,294
2,683 Merck & Co Inc 304,681
12,023 Pfizer Inc 347,946
9,317 Sanofi SA, ADR 536,939
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,149,832
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
14,923 Intel Corp 350,094
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 350,094
SOFTWARE & SERVICES - 4.7%
16,294 Gen Digital Inc 446,944
3,599 Oracle Corp 613,269
TOTAL SOFTWARE & SERVICES 1,060,213
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
3,504 Seagate Technology Holdings PLC 383,793
16,672 (a) Viasat Inc 199,064
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 582,857
TELECOMMUNICATION SERVICES - 2.7%
27,954 AT&T Inc 614,988
TOTAL TELECOMMUNICATION SERVICES 614,988
UTILITIES - 5.6%
4,465 Alliant Energy Corp 270,981
4,741 Dominion Energy Inc 273,982
5,610 FirstEnergy Corp 248,804
5,378 Pinnacle West Capital Corp 476,437
TOTAL UTILITIES 1,270,204
TOTAL COMMON STOCKS
(Cost $13,909,389) 22,354,875
TOTAL LONG-TERM INVESTMENTS
(Cost $13,909,389) 22,354,875
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.3%
527,097 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
5.020%(d) 527,097
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $527,097) 527,097
TOTAL INVESTMENTS - 101 .2%
(Cost $ 14,436,486 ) 22,881,972
OTHER ASSETS & LIABILITIES, NET -  (1.2)% (274,362)
NET ASSETS - 100% $ 22,607,610

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 22,354,875 $ – $ – $ 22,354,875
Investments Purchased with Collateral from
Securities Lending 527,097 – – 527,097
Total
$ 22,881,972 $ – $ – $ 22,881,972
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $504,920.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt

Portfolio of Investments September 30, 2024
Small/Mid Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.3%
X 106,686,418 COMMON STOCKS - 98 .3 % X 106,686,418
AUTOMOBILES & COMPONENTS - 1.3%
37,182 Atmus Filtration Technologies Inc $ 1,395,440
TOTAL AUTOMOBILES & COMPONENTS 1,395,440
BANKS - 5.6%
12,514 East West Bancorp Inc 1,035,408
34,820 Prosperity Bancshares Inc 2,509,478
25,641 SouthState Corp 2,491,793
TOTAL BANKS 6,036,679
CAPITAL GOODS - 19.1%
20,365 AECOM 2,103,094
13,208 BWX Technologies Inc 1,435,710
6,521 (a) Chart Industries Inc 809,517
15,247 Crane Co 2,413,295
6,890 Curtiss-Wright Corp 2,264,674
18,512 EnerSys 1,889,150
51,040 Flowserve Corp 2,638,258
15,026 ITT Inc 2,246,537
10,070 (a) Middleby Corp/The 1,401,039
29,403 nVent Electric PLC 2,065,854
8,760 Regal Rexnord Corp 1,453,109
TOTAL CAPITAL GOODS 20,720,237
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.0%
18,468 Academy Sports & Outdoors Inc 1,077,792
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,077,792
CONSUMER DURABLES & APPAREL - 1.3%
67,496 Levi Strauss & Co, Class A 1,471,413
TOTAL CONSUMER DURABLES & APPAREL 1,471,413
CONSUMER SERVICES - 1.0%
31,894 (a) Dave & Buster's Entertainment Inc 1,085,991
TOTAL CONSUMER SERVICES 1,085,991
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
19,630 (a) BJ's Wholesale Club Holdings Inc 1,619,082
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,619,082
ENERGY - 5.5%
43,965 (a) Antero Resources Corp 1,259,597
63,934 (b) Atlas Energy Solutions Inc 1,393,761
19,637 Chesapeake Energy Corp 1,615,143
122,528 Permian Resources Corp 1,667,607
TOTAL ENERGY 5,936,108
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.4%
36,114 American Homes 4 Rent, Class A 1,386,416
16,635 BXP Inc 1,338,452
15,188 Camden Property Trust 1,876,174
11,422 Iron Mountain Inc 1,357,276
24,036 PotlatchDeltic Corp 1,082,822
56,306 STAG Industrial Inc 2,201,002
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 9,242,142
FINANCIAL SERVICES - 9.0%
156,393 AGNC Investment Corp 1,635,871
366,087 BGC Group Inc, Class A 3,360,678
13,419 (a) Euronet Worldwide Inc 1,331,567
12,855 FirstCash Holdings Inc 1,475,754
21,213 Stifel Financial Corp 1,991,901
TOTAL FINANCIAL SERVICES 9,795,771
FOOD, BEVERAGE & TOBACCO - 1.5%
62,384 Primo Water Corp 1,575,196
TOTAL FOOD, BEVERAGE & TOBACCO 1,575,196

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
21,819 (a) Acadia Healthcare Co Inc $ 1,383,543
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,383,543
INSURANCE - 7.1%
11,563 American Financial Group Inc/OH 1,556,380
30,504 Axis Capital Holdings Ltd 2,428,423
5,108 Everest Group Ltd 2,001,468
17,035 Selective Insurance Group Inc 1,589,366
TOTAL INSURANCE 7,575,637
MATERIALS - 7.2%
6,069 Avery Dennison Corp 1,339,792
17,043 Crown Holdings Inc 1,634,083
23,646 FMC Corp 1,559,217
15,433 Materion Corp 1,726,336
5,500 Reliance Inc 1,590,655
TOTAL MATERIALS 7,850,083
MEDIA & ENTERTAINMENT - 1.6%
35,369 John Wiley & Sons Inc, Class A 1,706,554
TOTAL MEDIA & ENTERTAINMENT 1,706,554
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
192,862 (a) ADMA Biologics Inc 3,855,312
90,697 (a) Elanco Animal Health Inc 1,332,339
45,676 (a) Exelixis Inc 1,185,292
6,341 (a) United Therapeutics Corp 2,272,297
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,645,240
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.2%
133,168 DigitalBridge Group Inc 1,881,663
24,132 (a) Zillow Group Inc, Class A 1,494,495
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,376,158
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
17,984 (a) Ambarella Inc 1,014,388
23,111 (a) Rambus Inc 975,746
8,305 Teradyne Inc 1,112,289
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,102,423
TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
23,566 (a) Ciena Corp 1,451,430
17,173 (a) Lumentum Holdings Inc 1,088,425
21,861 Seagate Technology Holdings PLC 2,394,435
4,826 (a) Zebra Technologies Corp, Class A 1,787,164
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,721,454
TRANSPORTATION - 1.4%
29,015 (a) GXO Logistics Inc 1,510,811
TOTAL TRANSPORTATION 1,510,811
UTILITIES - 4.5%
13,253 IDACORP Inc 1,366,252
43,708 OGE Energy Corp 1,792,901
19,184 Pinnacle West Capital Corp 1,699,511
TOTAL UTILITIES 4,858,664
TOTAL COMMON STOCKS
(Cost $79,633,839) 106,686,418
TOTAL LONG-TERM INVESTMENTS
(Cost $79,633,839) 106,686,418
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
889,558 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
5.020%(d) 889,558
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $889,558) 889,558

Portfolio of Investments September 30, 2024
(continued)
Small/Mid Cap Value

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.6%
X 3,927,579 REPURCHASE AGREEMENTS - 3 .6 % X 3,927,579
$ 3,525,000 (e) Fixed Income Clearing Corporation 4 .820% 10/01/24 $ 3,525,000
402,579 (f) Fixed Income Clearing Corporation 1 .520 10/01/24 402,579
TOTAL REPURCHASE AGREEMENTS
(Cost $3,927,579) 3,927,579
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,927,579) 3,927,579
TOTAL INVESTMENTS - 102 .7%
(Cost $ 84,450,976 ) 111,503,555
OTHER ASSETS & LIABILITIES, NET -  (2.7)% (2,942,452)
NET ASSETS - 100% $ 108,561,103
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 106,686,418 $ – $ – $ 106,686,418
Investments Purchased with Collateral from
Securities Lending 889,558 – – 889,558
Short-Term Investments:
Repurchase Agreements – 3,927,579 – 3,927,579
Total
$ 107,575,976 $ 3,927,579 $ – $ 111,503,555
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $879,892.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $3,525,472 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/28, valued at $3,595,557.
(f) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $402,596 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $410,638.

Portfolio of Investments September 30, 2024
Small Cap Value Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.9%
X 232,489,555 COMMON STOCKS - 96 .9 % X 232,489,555
AUTOMOBILES & COMPONENTS - 1.2%
77,905 Atmus Filtration Technologies Inc $ 2,923,775
TOTAL AUTOMOBILES & COMPONENTS 2,923,775
BANKS - 12.5%
166,786 Home BancShares Inc/AR 4,518,233
85,662 Independent Bank Corp/MI 2,856,828
170,740 Seacoast Banking Corp of Florida 4,550,221
64,916 SouthState Corp 6,308,537
58,846 (a) Texas Capital Bancshares Inc 4,205,135
86,983 Western Alliance Bancorp 7,523,159
TOTAL BANKS 29,962,113
CAPITAL GOODS - 12.5%
21,167 Atkore Inc 1,793,692
80,089 Columbus McKinnon Corp/NY 2,883,204
22,522 Crane Co 3,564,782
39,402 EnerSys 4,020,974
39,916 ESCO Technologies Inc 5,148,366
97,568 Flowserve Corp 5,043,290
211,882 Mueller Water Products Inc, Class A 4,597,839
28,226 (a) MYR Group Inc 2,885,544
TOTAL CAPITAL GOODS 29,937,691
COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
330,266 (a) Alight Inc, Class A 2,443,968
62,544 Barrett Business Services Inc 2,346,026
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,789,994
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
53,056 Academy Sports & Outdoors Inc 3,096,348
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,096,348
CONSUMER SERVICES - 5.8%
70,582 (a) Dave & Buster's Entertainment Inc 2,403,317
168,487 (a) El Pollo Loco Holdings Inc 2,308,272
195,811 Perdoceo Education Corp 4,354,837
56,969 (a) Stride Inc 4,860,025
TOTAL CONSUMER SERVICES 13,926,451
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
134,790 (a) Grocery Outlet Holding Corp 2,365,564
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,365,564
ENERGY - 5.1%
235,252 Antero Midstream Corp 3,540,543
114,753 (b) Atlas Energy Solutions Inc 2,501,615
72,716 California Resources Corp 3,815,408
96,328 Magnolia Oil & Gas Corp, Class A 2,352,330
TOTAL ENERGY 12,209,896
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.0%
130,018 CareTrust REIT Inc 4,012,356
153,216 Independence Realty Trust Inc 3,140,928
79,888 PotlatchDeltic Corp 3,598,954
80,240 SL Green Realty Corp 5,585,506
135,827 STAG Industrial Inc 5,309,478
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,647,222
FINANCIAL SERVICES - 8.3%
772,329 BGC Group Inc, Class A 7,089,980
26,158 FirstCash Holdings Inc 3,002,938
137,411 Marex Group PLC 3,245,648
33,207 (a) Mr Cooper Group Inc 3,061,021
187,811 Perella Weinberg Partners 3,626,631
TOTAL FINANCIAL SERVICES 20,026,218

Portfolio of Investments September 30, 2024
(continued)
Small Cap Value Opportunities

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO - 4.1%
31,658 John B Sanfilippo & Son Inc $ 2,985,666
129,202 Primo Water Corp 3,262,350
102,345 (a) Simply Good Foods Co/The 3,558,536
TOTAL FOOD, BEVERAGE & TOBACCO 9,806,552
HEALTH CARE EQUIPMENT & SERVICES - 3.0%
134,166 (a) Castle Biosciences Inc 3,826,414
235,492 (a) Tactile Systems Technology Inc 3,440,538
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,266,952
INSURANCE - 5.3%
69,582 Axis Capital Holdings Ltd 5,539,423
25,485 Selective Insurance Group Inc 2,377,751
118,902 (a) Skyward Specialty Insurance Group Inc 4,842,878
TOTAL INSURANCE 12,760,052
MATERIALS - 2.5%
32,196 Materion Corp 3,601,445
70,811 Worthington Steel Inc 2,408,282
TOTAL MATERIALS 6,009,727
MEDIA & ENTERTAINMENT - 1.6%
77,721 John Wiley & Sons Inc, Class A 3,750,038
TOTAL MEDIA & ENTERTAINMENT 3,750,038
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
428,643 (a) ADMA Biologics Inc 8,568,573
62,141 (a) Biohaven Ltd 3,105,186
20,324 (a) Cytokinetics Inc 1,073,107
49,004 (a) Halozyme Therapeutics Inc 2,804,989
40,156 (a) Prestige Consumer Healthcare Inc 2,895,248
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 18,447,103
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
283,735 DigitalBridge Group Inc 4,009,176
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,009,176
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
60,254 (a) Ambarella Inc 3,398,627
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,398,627
SOFTWARE & SERVICES - 1.8%
354,565 Adeia Inc 4,222,869
TOTAL SOFTWARE & SERVICES 4,222,869
TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
234,592 (a) Arlo Technologies Inc 2,840,909
328,258 (a) Harmonic Inc 4,782,719
38,004 (a) Lumentum Holdings Inc 2,408,694
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 10,032,322
UTILITIES - 4.9%
37,977 IDACORP Inc 3,915,049
45,374 MGE Energy Inc 4,149,452
66,019 SJW Group 3,836,364
TOTAL UTILITIES 11,900,865
TOTAL COMMON STOCKS
(Cost $183,992,967) 232,489,555
TOTAL LONG-TERM INVESTMENTS
(Cost $183,992,967) 232,489,555
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
1,199,971 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
5.020%(d) 1,199,971
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,199,971) 1,199,971

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.8%
X 9,162,045 REPURCHASE AGREEMENTS - 3 .8 % X 9,162,045
$ 8,225,000 (e) Fixed Income Clearing Corporation 4 .820% 10/01/24 $ 8,225,000
937,045 (f) Fixed Income Clearing Corporation 1 .520 10/01/24 937,045
TOTAL REPURCHASE AGREEMENTS
(Cost $9,162,045) 9,162,045
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,162,045) 9,162,045
TOTAL INVESTMENTS - 101 .2%
(Cost $ 194,354,983 ) 242,851,571
OTHER ASSETS & LIABILITIES, NET -  (1.2)% (2,859,009)
NET ASSETS - 100% $ 239,992,562
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 232,489,555 $ – $ – $ 232,489,555
Investments Purchased with Collateral from
Securities Lending 1,199,971 – – 1,199,971
Short-Term Investments:
Repurchase Agreements – 9,162,045 – 9,162,045
Total
$ 233,689,526 $ 9,162,045 $ – $ 242,851,571
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,185,528.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $8,226,101 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/28, valued at $8,389,633.
(f) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $937,084 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $955,846.
REIT Real Estate Investment Trust